UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Retirement Shares
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.01%
L-3 Communications Holdings, Inc.	75,000	$6,434,250

Banks - 0.89%
Bank of America Corporation	125,000	5,692,500

Business Equipment and Services - 0.91%
Omnicom Group Inc.	70,000	5,827,500

Capital Equipment - 1.60%
Caterpillar Inc.	50,000	3,590,500
Chicago Bridge & Iron Company N.V., NY Shares	275,000	6,600,000
		10,190,500
Chemicals -- Petroleum and Inorganic - 1.32%
du Pont (E.I.) de Nemours and Company	200,000	8,442,000

Communications Equipment - 3.25%
Corning Incorporated*	275,000	7,400,250
Juniper Networks, Inc.*	300,000	5,734,500
QUALCOMM Incorporated	150,000	7,590,750
		20,725,500
Computers -- Micro - 2.14%
Apple Computer, Inc.*	135,000	8,466,525
Dell Inc.*	175,000	5,217,625
		13,684,150
Computers -- Peripherals - 5.63%
Adobe Systems Incorporated	225,000	7,864,875
Avid Technology, Inc.*	190,000	8,256,450
Electronic Arts Inc.*	175,000	9,575,125
Microsoft Corporation	375,000	10,213,125
		35,909,575
Electronic Components - 10.73%
Advanced Micro Devices, Inc.*	150,000	4,974,000
Avnet, Inc.*	200,000	5,076,000
FormFactor, Inc.*	150,000	5,892,750
Linear Technology Corporation	250,000	8,772,500
Maxim Integrated Products, Inc.	300,000	11,146,500
PortalPlayer, Inc.*	200,000	4,447,000
SanDisk Corporation*	125,000	7,178,750
Texas Instruments Incorporated	175,000	5,682,250
Volterra Semiconductor Corporation*	400,000	7,634,000
Xilinx, Inc.	300,000	7,644,000
		68,447,750
Finance Companies - 0.86%
Countrywide Financial Corporation	150,000	5,505,000

Health Care -- Drugs - 2.41%
Genzyme Corporation*	125,000	8,421,875
Novartis AG, ADR	125,000	6,930,000
		15,351,875
Health Care -- General - 3.21%
Cyberonics, Inc.*	250,000	6,440,000
Johnson & Johnson	150,000	8,883,000
St. Jude Medical, Inc.*	125,000	5,125,000
		20,448,000
Hospital Supply and Management - 2.04%
Health Net, Inc.*	125,000	6,352,500
Stryker Corporation	150,000	6,651,000
		13,003,500
Insurance -- Life - 0.71%
Aflac Incorporated	100,000	4,513,000

Leisure Time Industry - 0.87%
Walt Disney Company (The)	200,000	5,578,000

Mining - 3.19%
Newmont Mining Corporation	160,000	8,302,400
Phelps Dodge Corporation	150,000	12,079,500
		20,381,900
Multiple Industry - 4.85%
3M Company	75,000	5,676,750
General Electric Company	225,000	7,825,500
Genworth Financial, Inc.	225,000	7,521,750
Las Vegas Sands, Inc.*	175,000	9,915,500
		30,939,500
Petroleum -- Canada - 1.28%
EnCana Corporation	175,000	8,177,750

Petroleum -- Domestic - 6.74%
Bill Barrett Corporation*	185,000	6,029,150
ENSCO International Incorporated	150,000	7,717,500
EOG Resources, Inc.	125,000	9,000,000
Ultra Petroleum Corp.*	150,000	9,346,500
XTO Energy Inc.	250,000	10,892,500
		42,985,650
Petroleum -- International - 6.21%
Anadarko Petroleum Corporation	110,000	11,111,100
Apache Corporation	275,000	18,015,250
Newfield Exploration Company*	250,000	10,475,000
		39,601,350
Petroleum -- Services - 11.21%
BJ Services Company	250,000	8,650,000
GlobalSanteFe Corporation	125,000	7,593,750
Nabors Industries Ltd.*	150,000	10,737,000
Patterson-UTI Energy, Inc.	325,000	10,385,375
Rowan Companies, Inc.	150,000	6,594,000
Schlumberger Limited	85,000	10,758,450
Smith International, Inc.	225,000	8,766,000
Transocean Inc.*	100,000	8,030,000
		71,514,575
Railroad - 1.27%
Norfolk Southern Corporation	150,000	8,110,500

Retail -- Food Stores - 0.85%
Walgreen Co.	125,000	5,391,250

Retail -- General Merchandise - 1.22%
Target Corporation	150,000	7,801,500

Retail -- Specialty Stores - 1.03%
Tiffany & Co.	175,000	6,569,500

Security and Commodity Brokers - 0.81%
Marsh & McLennan Companies, Inc.	175,000	5,138,000

Steel - 2.23%
Companhia Vale do Rio Doce, ADR	200,000	9,706,000
United States Steel Corporation	75,000	4,551,000
		14,257,000
Timesharing and Software - 3.05%
eBay Inc.*	300,000	11,710,500
Google Inc., Class A*	20,000	7,725,900
		19,436,400
Trucking and Shipping - 1.24%
United Parcel Service, Inc., Class B	100,000	7,938,000

TOTAL COMMON STOCKS - 82.76%		$527,995,975

(Cost: $459,954,310)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.59%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,650	3,767,924

Business Equipment and Services - 0.80%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,118,185

TOTAL CORPORATE DEBT SECURITIES - 1.39%		$8,886,109

(Cost: $8,785,411)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.64%
National Archives Facility Trust,
8.5%, 9-1-19	3,431	4,064,677

Mortgage Backed Obligations - 0.22%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12-1-31	893	912,885
6.5%, 1-1-32	516	527,748
		1,440,633
Treasury Obligations - 13.75%
United States Treasury Bond,
5.375%, 2-15-31	15,000	15,789,840
United States Treasury Notes:
3.875%, 9-15-10	5,000	4,809,570
4.5%, 2-28-11	10,000	9,854,300
4.25%, 8-15-14	20,000	19,142,960
4.25%, 8-15-15	40,000	38,104,680
		87,701,350

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 14.61%		$93,206,660

(Cost: $95,303,610)

SHORT-TERM SECURITY - 1.24%

Publishing
Tribune Co.,
4.85%, 4-3-06	7,927	$7,924,864
(Cost: $7,924,864)

TOTAL INVESTMENT SECURITIES - 100.00%		$638,013,608

(Cost: $571,968,195)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006